NOTE 6 – CONTRACT LIABILITIES		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
NOTE 6 – CONTRACT LIABILITIES

NOTE 6 – CONTRACT LIABILITIES

The Company’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Company’s products or services are delivered. Contract liabilities amounted to $164,336 and $-0- as of December 31, 2025 and 2024, respectively.

Contract liabilities consist of the following:

	As of December 31,
	2025	2024

Contract liabilities	$164,336	$-

NOTE 6 – CONTRACT LIABILITIES

The Company’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Company’s products or services are delivered. Contract liabilities amounted to $1,546,652 and $164,336 as of June 30, 2026 and December 31, 2025, respectively.